Revenue Recognition	12 Months Ended
Dec. 31, 2018
Revenue Recognition [Abstract]
Revenue Recognition

21. Revenue Recognition

As disclosed in Note 3, as of January 1, 2018, the Company adopted ASU 2014-09, “Revenue from Contracts with Customers (Topic 606)”, as well as subsequent ASU’s that modified ASC 606. The Company elected to apply the ASU and all related ASU’s using the modified retrospective approach applied to all contracts initiated on or after the effective date, and for contracts which have remaining obligations as of the effective date, while prior period results continue to be reported under legacy U.S. GAAP. Based on this assessment, the Company concluded that ASC 606 did not materially change the method by which the Company currently recognizes revenue for these revenue streams, which is by recognizing revenues as they are earned based upon contractual terms, as transactions occur, or as services are provided and collectability is reasonably assured.

The Company generally acts in a principal capacity, on its own behalf, in most contracts with customers. In such transactions, revenue and related costs to provide these services are recognized on a gross basis in the financial statements. In some cases, the Company acts in an agent capacity, deriving revenue through assisting other entities in transactions with its customers. In such transactions, revenue and the related costs to provide the services are recognized on a net basis in the financial statements. These transactions primarily relate to non-deposit product commissions and fees derived from customer’s use of various interchange and ATM/debit card networks.

All of the Company’s revenue from contracts with customers in the scope of ASC 606 are recognized within non-interest income on the consolidated statements of income. Revenue streams not within the scope of ASC 606 included in non-interest income on the consolidated statements of income include earnings on bank-owned life insurance and annuities, income from unconsolidated subsidiary, fees derived from loan activity, mortgage banking income, gain/loss on sales and calls of securities, and the change in value of equity securities.

A description of the Company’s sources of revenue accounted for under ASC 606 are as follows:

Customer Service Fees – fees mainly represent fees from deposit customers for transaction based, account maintenance, and overdraft services. Transaction based fees include, but are not limited to, stop payment and overdraft fees. These fees are recognized at the time of the transaction when the performance obligation has been fulfilled. Account maintenance fees and account analysis fees are earned over the course of a month, representing the period of the performance obligation, and are recognized monthly.

Debit Card Fee Income – consists of interchange fees from cardholder transactions conducted through the card payment network. Cardholders use debit cards to conduct point-of-sale transactions that produce interchange fees. The Company acts in an agent capacity to offer processing services for debit cards to its customers. Fees are recognized with the processing of the transactions and netted against the related fees from such transactions.

Trust Fees – include asset management and estate fees. Asset management fees are generally based on a fee schedule, based upon the market value of the assets under management, and recognized monthly when the service obligation is completed. Trust fees recognized in 2018 and 2017 were $367,000 and $371,000, respectively. Fees for estate management services are based on a specified fee schedule and generally recognized as the following performance obligations are fulfilled: (i) 25% of total estate fee recognized when all estate assets are collected and debts paid, (ii) 50% of the total fee is recognized when the inheritance tax return is filed, and (iii) remaining 25% is recognized when the first and final account is confirmed, settling the estate. Estate fees recognized during 2018 and 2017 were $63,000 and $75,000, respectively.

Commissions From Sales Of Non-Deposit Products – include, but are not limited to, brokerage services, employer-based retirement solutions, individual retirement planning, insurance solutions, and fee-based investment advisory services. The Company acts in an agent capacity to offer these services to customers. Revenue is recognized, net of related fees, in the month in which the contract is fulfilled.

Other Non-Interest Income – includes certain revenue streams within the scope of ASC 606 comprised primarily of ATM surcharges, commissions on check orders, and wire transfer fees. ATM surcharges are the result of customers conducting ATM transactions that generate fee income. All of these fees, as well as wire transfer fees, are transaction based and are recognized at the time of the transaction. In addition, the Company acts in an agent capacity to offer checks to its customers and recognizes commissions, net of related fees, when the contract is fulfilled.

Gains/Losses On Sales Of Other Real Estate Owned – are recognized when control of the property transfers to the buyer, which generally occurs when the deed is executed.

Contract Balances

A contract asset balance occurs when an entity performs a service for a customer before the customer pays consideration (resulting in a contract receivable) or before payment is due (resulting in a contract asset). A contract liability balance is an entity’s obligation to transfer a service to a customer for which the entity has already received payment (or payment is due from the customer). The company’s non-interest revenue streams are largely based on transactional activity, or standard month-end revenue accruals such as asset management fees based on month-end market values. Consideration is often received immediately or shortly after the Company satisfies its performance obligation and revenue is recognized. The Company does not typically enter into longer-term revenue contracts with customer, and therefore, does not experience significant contract balances.

Contract Acquisition Costs

The Company expenses all contract acquisition costs as costs are incurred.